Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Footnote) (Detail)	Dec. 31, 2018
Minimum
Derivative [Line Items]
Variable interest rate on debt	0.30%
Maximum
Derivative [Line Items]
Variable interest rate on debt	3.95%